PREMISES AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PREMISES AND EQUIPMENT, NET
PREMISES AND EQUIPMENT, NET

NOTE 10. PREMISES AND EQUIPMENT, NET

As of December 31, 2021 and 2020, the premises and equipment, net consisted of the following:

As of December 31, 2021

Premises and equipment for own use

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment for own use	January 1,		Expenses		Assets	changes in	December 31,
	2021	Additions	depreciation(1)	Disposals	classified	foreign	2021
					as held for	exchange
					sale	rate
In millions of COP
Land
Cost	498,981	39,661	-	(15,206)	-	28,048	551,484
Construction in progress
Cost	63,192	35,205	-	(65,769)	-	4,412	37,040
Buildings
Cost	1,652,899	127,695	-	(70,783)	-	85,429	1,795,240
Accumulated depreciation	(390,798)	-	(33,158)	7,633	-	(42,461)	(458,784)
Furniture and fixtures
Cost	666,748	44,767	-	(83,214)	-	34,084	662,385
Accumulated depreciation	(389,892)	-	(53,785)	80,105	-	(24,433)	(388,005)
Computer equipment
Cost	895,602	83,503	-	(145,334)	-	47,285	881,056
Accumulated depreciation	(539,795)	-	(110,969)	140,254	-	(35,444)	(545,954)
Vehicles
Cost	27,203	19,488	-	(6,985)	(116)	2,776	42,366
Accumulated depreciation	(14,477)	-	(3,771)	1,103	15	(1,103)	(18,233)
Leasehold improvements
Cost	41,667	21,057	-	(57,649)	-	232	5,307
Accumulated depreciation	(1,168)	-	(273)	1,014	-	(83)	(510)
Total premises and equipment for own use - cost	3,846,292	371,376	-	(444,940)	(116)	202,266	3,974,878
Total premises and equipment - accumulated depreciation	(1,336,130)	-	(201,956)	230,109	15	(103,524)	(1,411,486)
Total premises and equipment for own use, net	2,510,162	371,376	(201,956)	(214,831)	(101)	98,742	2,563,392

(1) See Note 26.3. Impairment, depreciation and amortization.

Premises and equipment in operating leases

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment in operating leases	January 1,		Expenses		Assets	changes in	December 31,
	2021	Additions	depreciation(1)	Disposals	classified	foreign	2021
					as held for	exchange
					sale	rate
In millions of COP
Furniture and fixtures
Cost	-	2,091	-	-	-	-	2,091
Accumulated depreciation	-	-	(106)	-	-	-	(106)
Computer equipment
Cost	74,120	54,293	-	(1,996)	(5,346)	-	121,071
Accumulated depreciation	(30,412)	-	(23,106)	1,659	4,975	-	(46,884)
Vehicles
Cost	2,299,514	1,254,452	-	(39,746)	(400,709)	-	3,113,511
Accumulated depreciation	(551,080)	-	(241,011)	(1,732)	141,400	-	(652,423)
Total premises and equipment in operating leases - cost	2,373,634	1,310,836	-	(41,742)	(406,055)	-	3,236,673
Total premises and equipment - accumulated depreciation	(581,492)	-	(264,223)	(73)	146,375	-	(699,413)
Total premises and equipment in operating leases, net	1,792,142	1,310,836	(264,223)	(41,815)	(259,680)	-	2,537,260

(1) See Note 26.3. Impairment, depreciation and amortization.

Premises and equipment total

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment total	January 1,		Expenses		Assets	changes in	December 31,
	2021	Additions	depreciation(1)	Disposals	classified	foreign	2021
					as held for	exchange
					sale	rate
In millions of COP
Total premises and equipment - cost	6,219,926	1,682,212	-	(486,682)	(406,171)	202,266	7,211,551
Total premises and equipment - accumulated depreciation	(1,917,622)	-	(466,179)	230,036	146,390	(103,524)	(2,110,899)
Total premises and equipment, net	4,302,304	1,682,212	(466,179)	(256,646)	(259,781)	98,742	5,100,652

(1) See Note 26.3. Impairment, depreciation and amortization.

As of December 31, 2020

Premises and equipment for own use

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment for own use	January 1,		Expenses		Assets	changes in	December 31,
	2020	Additions	depreciation(1)	Disposals	classified	foreign	2020
					as held for	exchange
					sale	rate
In millions of COP
Land
Cost	486,915	17,410	-	(12,988)	-	7,644	498,981
Construction in progress
Cost	30,898	38,395	-	(7,330)	-	1,229	63,192
Buildings
Cost	1,606,420	68,785	-	(42,705)	(2,876)	23,275	1,652,899
Accumulated depreciation	(360,921)	-	(29,982)	10,628	-	(10,523)	(390,798)
Furniture and fixtures
Cost	647,278	45,269	-	(38,181)	-	12,382	666,748
Accumulated depreciation	(372,471)	-	(43,466)	34,473	-	(8,428)	(389,892)
Computer equipment
Cost	896,146	123,795	-	(144,387)	-	20,048	895,602
Accumulated depreciation	(558,561)	-	(104,164)	139,204	-	(16,274)	(539,795)
Vehicles
Cost	22,384	8,644	-	(3,321)	(510)	6	27,203
Accumulated depreciation	(11,376)	(1,052)	(3,966)	1,846	89	(18)	(14,477)
Leasehold improvements
Cost	9,502	52,453	-	(20,320)	-	32	41,667
Accumulated depreciation	(1,031)	-	(125)	11	-	(23)	(1,168)
Total premises and equipment for own use - cost	3,699,543	354,751	-	(269,232)	(3,386)	64,616	3,846,292
Total premises and equipment - accumulated depreciation	(1,304,360)	(1,052)	(181,703)	186,162	89	(35,266)	(1,336,130)
Total premises and equipment for own use, net	2,395,183	353,699	(181,703)	(83,070)	(3,297)	29,350	2,510,162

(1) See Note 26.3. Impairment, depreciation and amortization.

Premises and equipment in operating leases

		Roll - forward
	Balance at						Effect of	Balance at
Premises and equipment in operating leases	January 1,		Expenses		Assets		changes in	December 31,
	2020	Additions	depreciation(1)	Disposals	classified		foreign	2020
					as held for		exchange
					sale		rate
In millions of COP
Furniture and fixtures
Cost	103	-	-	(103)	-		-	-
Accumulated depreciation	(85)	-	(5)	90	-		-	-
Computer equipment
Cost	55,989	28,059	-	(3,410)	(6,518)		-	74,120
Accumulated depreciation	(25,542)	-	(13,911)	3,127	5,914		-	(30,412)
Vehicles
Cost	1,914,752	798,388	-	(13,903)	(399,723)	(2)	-	2,299,514
Accumulated depreciation	(512,535)	(13,179)	(165,084)	4,023	135,695	(2)	-	(551,080)
Total premises and equipment in operating leases - cost	1,970,844	826,447	-	(17,416)	(406,241)		-	2,373,634
Total premises and equipment - accumulated depreciation	(538,162)	(13,179)	(179,000)	7,240	141,609		-	(581,492)
Total premises and equipment in operating leases, net	1,432,682	813,268	(179,000)	(10,176)	(264,632)		-	1,792,142
(1)	See Note 26.3. Impairment, depreciation and amortization.
(2)	Corresponds to transfers of vehicles to Assets Held for Sale, in the subsidiary Renting Colombia, due to the decrease in demand for vehicle rentals during 2020.

Premises and equipment total

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment total	January 1,		Expenses		Assets	changes in	December 31,
	2020	Additions	depreciation(1)	Disposals	classified	foreign	2020
					as held for	exchange
					sale	rate
In millions of COP
Total premises and equipment - cost	5,670,387	1,181,198	-	(286,648)	(409,627)	64,616	6,219,926
Total premises and equipment - accumulated depreciation	(1,842,522)	(14,231)	(360,703)	193,402	141,698	(35,266)	(1,917,622)
Total premises and equipment, net	3,827,865	1,166,967	(360,703)	(93,246)	(267,929)	29,350	4,302,304
(1)	See Note 26.3. Impairment, depreciation and amortization.

As of December 31, 2021, there were contractual commitments for the purchase of premises and equipment of COP 158,128. As of December 31, 2021 and 2020, there was no property and equipment related to subsidiaries classified as held for sale or premises and equipment pledged as collateral. Additionally, the assessment made by the Bank indicates there is no evidence of impairment of its premises and equipment.

As of December 31, 2021 and 2020, the amount of fully depreciated property and equipment that is still in use is COP 622,589 and COP 563,625, respectively, mainly comprised of computer equipment, Furniture and fixtures and office equipment.